Derivative Financial Instruments - Foreign exchange (Details) - Forward foreign exchange contracts held for trading $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Forward foreign exchange contracts held for trading
Number of expired contracts | item	24
Unrealized gain (loss) on derivatives held for trading | $	$ 55	$ 523	$ (578)